Investments in Associates and Joint Ventures - Changes in Cost of Investments (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balances at beginning of the year	₱ 52,123	₱ 53,863
Additions during the year	1,754	579	₱ 20
Balances at end of the year	53,364	52,123	53,863
Costs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balances at beginning of the year	60,110	59,516
Additions during the year	1,777	609
Translation and other adjustments	99	(15)
Balances at end of the year	₱ 61,986	₱ 60,110	₱ 59,516